Note 17 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 2,772,809	$ 3,038,438
Non-current assets	399,752	498,518
CANADA
Statement Line Items [Line Items]
Sales	323,802	413,836
Non-current assets	233,678	266,776
UNITED STATES
Statement Line Items [Line Items]
Sales	2,449,007	2,624,602
Non-current assets	166,074	223,802
International [member]
Statement Line Items [Line Items]
Non-current assets		$ 7,940